DAVID JONES & ASSOC., P.C.
Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	(P & F) 866-862-1719

June 27, 2011

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:	Division of Investment Management

Re:	Timothy Plan, File Nos. 811-08228 and 033-73248

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 40 (“PEA # 40”) to  Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940. This PEA#40 is being filed to register a new series of the Trust, the Timothy Plan Israel Shared Values Fund.

PEA # 40 contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.   Please direct any comments regarding the Trust’s PEA # 40 to me at the above address and phone number.  Thank you for your consideration.

Sincerely,

DAVID JONES & ASSOC., P.C.

/s/  David D. Jones, Esq.
DAVID D. JONES, ESQ.